SUPERVISORY AGREEMENT	12 Months Ended
Sep. 30, 2010
Supervisory Agreement Disclosure [Abstract]
SUPERVISORY AGREEMENT
16.  SUPERVISORY AGREEMENT

On June 17, 2009, the Bank entered into a supervisory agreement with the Office of Thrift Supervision (“OTS”), the Bank's primary federal regulator at that time, which restricts the Bank's ability to engage in certain lending activities and requires the Bank to take various corrective actions.  As a result of the supervisory agreement, the Bank became subject to certain regulations, which limit future asset growth and increase the Bank's supervisory expenses.

The supervisory agreement prohibits the Bank from making non-residential real estate loans, commercial loans, construction loans and loans secured by non-owner-occupied residential property (“investor loans”) or purchasing any loan participation without the prior written non-objection except for loans originated pursuant to legally binding commitments existing as of March 31, 2009, renewals or modifications of loans of $500,000 or less secured by properties in the Bank's local lending area and originations of one-to-four family construction loans secured by property in the Bank's local lending area under binding sale contracts to an owner-occupant with permanent financing.  The agreement further required the Bank to adopt a plan for reducing its concentrations in non-residential real estate loans, investor loans, participation loans and construction loans and for reducing criticized assets.  In addition, the Bank was also required to adopt a new loan loss allowance policy and correct loan underwriting and credit administration weakness cited in the most recent examination report.  Finally, the agreement prohibits the Bank from taking brokered deposits without prior regulatory approval.  The supervisory agreement will remain in effect until modified, suspended or terminated by the regulator.

As a result of the supervisory agreement, the Bank has also become subject to certain regulations that prohibit it from increasing its total assets during any quarter in excess of an amount equal to net interest credited on deposits for the quarter without regulatory approval.  The Bank will also be assessed at a higher rate for examinations and supervision as well as for federal deposit insurance.